Convertible Notes Payable and Advisory Fee Liabilities (Details) - USD ($)	Dec. 31, 2018	Oct. 17, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 13, 2016
Schedule of senior secured credit facility note balance and convertible debt balances
Principal		$ 62,500	$ 5,568,566
Premiums		$ 62,500	1,380,175
Unamortized discounts			(5,000)
Senior Secured Credit Facility [Member]
Schedule of senior secured credit facility note balance and convertible debt balances
Principal	$ 6,206,391		5,568,566	$ 3,500,000	$ 3,500,000
Premiums	1,495,057		1,380,175	617,647
Unamortized discounts	(2,000)		(5,000)	(338,075)
Convertible note payable	7,699,448		6,943,741	3,779,572
Non-current	(5,696,089)
Current	$ 2,003,359		$ 6,943,741	$ 3,779,572